Note 5 - Liabilities Related to Sale of Future Royalties (Details Textual) $ in Millions	1 Months Ended
Apr. 30, 2016 USD ($)
HealthCare Royalty Partners III, L.P. [Member] | Royalty Arrangement [Member]
Deferred Revenue, Additions	$ 20.0